GOODWILL (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gross amount of goodwill
Balance, beginning of year	$ 68,553,254	$ 34,344,959
Acquisitions	2,699,607	34,208,295
Balance, end of year	71,252,861	68,553,254	34,344,959
Accumulated impairment loss
Balance, beginning of year	(32,344,959)	(32,344,959)
Balance, end of year	(32,344,959)	(32,344,959)	(32,344,959)
Net carrying amount
Balance, beginning of year	36,208,295	2,000,000
Balance, end of year	38,907,902	36,208,295	2,000,000
Spreadtrum USA [Member]
Gross amount of goodwill
Balance, beginning of year	34,344,959	34,344,959
Acquisitions
Balance, end of year	34,344,959	34,344,959
Accumulated impairment loss
Balance, beginning of year	(32,344,959)	(32,344,959)
Balance, end of year	(32,344,959)	(32,344,959)
Net carrying amount
Balance, beginning of year	2,000,000	2,000,000
Balance, end of year	2,000,000	2,000,000
Mobile Peak [Member]
Gross amount of goodwill
Balance, beginning of year	31,334,875
Acquisitions		31,334,875
Balance, end of year	31,334,875	31,334,875
Accumulated impairment loss
Balance, beginning of year
Balance, end of year
Net carrying amount
Balance, beginning of year	31,334,875
Balance, end of year	31,344,875	31,334,875
Telegent [Member]
Gross amount of goodwill
Balance, beginning of year	2,873,420
Acquisitions		2,873,420
Balance, end of year	2,873,420	2,873,420
Accumulated impairment loss
Balance, beginning of year
Balance, end of year
Net carrying amount
Balance, beginning of year	2,873,420
Balance, end of year	2,873,420	2,873,420
Chengdu Chuanyue [Member]
Gross amount of goodwill
Balance, beginning of year
Acquisitions	2,699,607
Balance, end of year	2,699,607
Accumulated impairment loss
Balance, beginning of year
Balance, end of year
Net carrying amount
Balance, beginning of year
Balance, end of year	$ 2,699,607